TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

Amounts in $ ‘000	2023	2022
Trade receivables	35,408	20,964
Prepaid expenses	3,543	2,288
Value added tax	3,804	1,453
Other receivables	2,145	1,117
Taxes and social securities	1,258	1,797
Balance at December 31	46,158	27,619